CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Capital Stock	Treasury Stock	Share-based Compensation	Contingently Issuable Shares	Retained Earnings (Deficit)	Available-for-sale Securities	Defined Benefit Obligations	Currency Translation Adjustment	Share-holders' Equity	Non-controlling Interests	Total
Balance at Dec. 31, 2014	$ 419,655	$ (61,085)	$ 13,790	$ 1,830	$ 424,129	$ (49)	$ 1,444	$ (21,997)	$ 777,717	$ 1,216	$ 778,933
Balance (in shares) at Dec. 31, 2014	17,305,673	(4,687,218)
Net (loss) income					(487,630)				(487,630)	1,626	(486,004)
Disposition of a subsidiary							(1,645)		(1,645)		(1,645)
Issuance of contingently issuable shares	$ 261			(203)	(58)
Issuance of contingently issuable shares (in shares)	10,000
Dividends paid										(1,236)	(1,236)
Net fair value (loss) gain						(48)			(48)		(48)
Net (loss) gain on remeasurements							(298)		(298)		(298)
Net exchange differences								79,096	79,096	402	79,498
Balance at Dec. 31, 2015	$ 419,916	$ (61,085)	13,790	1,627	(63,559)	(97)	(499)	57,099	367,192	2,008	$ 369,200
Balance (in shares) at Dec. 31, 2015	17,315,673	(4,687,218)									10,000
Net (loss) income					(25,361)				(25,361)	1,641	$ (23,720)
Dividends paid										(1,683)	(1,683)
Net fair value (loss) gain						68			68		68
Net (loss) gain on remeasurements							192		192		192
Net exchange differences								(14,571)	(14,571)	(56)	(14,627)
Balance at Dec. 31, 2016	$ 419,916	$ (61,085)	13,790	1,627	(88,920)	(29)	(307)	42,528	327,520	1,910	329,430
Balance (in shares) at Dec. 31, 2016	17,315,673	(4,687,218)
Repurchase and cancellation of shares and cancellation of shares and equity instruments	$ (2,856)			$ (1,627)	3,165				(1,318)		(1,318)
Repurchase and cancellation of shares and cancellation of shares and equity instruments (in shares)	(90,000)
Plan of arrangement - purchase of fractional shares	$ (41)								(41)		(41)
Plan of arrangement - purchase of fractional shares (in shares)	(3,654)
Plan of arrangement - cash distributions	$ (2)								(2)		(2)
Plan of arrangement - offsetting deficit	(87,850)				87,850
Plan of arrangement - share capital restructuring	$ (17,019)	$ 58,442			(41,423)
Plan of arrangement - share capital restructuring (in shares)	(4,621,571)	4,621,571
Shares issued to non-controlling interests, net of subscription receivables										1,177	1,177
Net (loss) income					(47,855)				(47,855)	790	(47,065)
Disposition of a subsidiary							88		88		88
Issuance of contingently issuable shares	$ (2,856)
Issuance of contingently issuable shares (in shares)	(90,000)
Dividends paid										(1,601)	(1,601)
Share based compensation			2,876						2,876		2,876
Net fair value (loss) gain						490			490		490
Net (loss) gain on remeasurements							$ 219		219		219
Net exchange differences								(4,197)	(4,197)	(107)	(4,304)
Balance at Dec. 31, 2017	$ 312,148	$ (2,643)	$ 16,666		$ (87,183)	$ 461		$ 38,331	$ 277,780	$ 2,169	$ 279,949
Balance (in shares) at Dec. 31, 2017	12,600,448	(65,647)									10,000